Accounts Receivable (Tables)	12 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consists of the following:
	June 30, 2024	June 30, 2023
Accounts receivable	$28,297,491	$76,690,246
Total Accounts receivable	$28,297,491	$76,690,246

Schedule of Outstanding Accounts Receivable and Subsequent Collection	The following table summarizes the Company’s outstanding accounts receivable and subsequent collection by aging bucket:
	Balance as of June 30, 2024	Subsequent collection	% of collection
AR aged less than 6 months	$28,297,491	22,576,704	79.8%
Total Accounts Receivable	$28,297,491	22,576,704	79.8%
	Balance as of June 30, 2023	Subsequent collection	% of collection
AR aged less than 6 months	$76,401,424	$76,401,424	100.0%
AR aged from 7 to 12 months	288,822	288,822	100.0%
Accounts Receivable	$76,690,246	$76,690,246	100.0%

Schedule of Allowance for Doubtful Accounts Movement	Allowance for doubtful accounts movement is as follows:
	June 30, 2024	June 30, 2023
Beginning balance	$-	$99,003
Reversal	-	(99,003)
Ending balance	$-	$-